Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	GENERAL MUNICIPAL MONEY MARKET FUNDS INC
Central Index Key	0000703153
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013
GENERAL MONEY MARKET FUND INC | GENERAL MONEY MARKET FUND INC | Class A
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Trading Symbol	GMMXX
GENERAL MONEY MARKET FUND INC | GENERAL MONEY MARKET FUND INC | Class B
Risk/Return:
Trading Symbol	GMBXX
General Government Securities Money Market Fund | General Government Securities Money Market Fund | Class A
Risk/Return:
Trading Symbol	GGSXX
General Government Securities Money Market Fund | General Government Securities Money Market Fund | Class B
Risk/Return:
Trading Symbol	GSBXX
General Treasury Prime Money Market Fund | General Treasury Prime Money Market Fund | Class A
Risk/Return:
Trading Symbol	GTAXX
General Treasury Prime Money Market Fund | General Treasury Prime Money Market Fund | Class B
Risk/Return:
Trading Symbol	GTBXX
General Municipal Money Market Funds, Inc. | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class A
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Trading Symbol	GTMXX
General Municipal Money Market Funds, Inc. | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class B
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Trading Symbol	GBMXX
GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | Class A
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Trading Symbol	GCAXX
GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | Class B
Risk/Return:
Trading Symbol	GENXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Class A
Risk/Return:
Trading Symbol	GNMXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Class B
Risk/Return:
Trading Symbol	GNYXX